Quarterly Holdings Report
for
Fidelity® Worldwide Fund
July 31, 2024
WLD-NPRT3-0924
1.804829.120
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 1.9%
Aristocrat Leisure Ltd.	268,972	9,536,986
CAR Group Ltd.	709,556	16,170,893
Deterra Royalties Ltd.	2,088,759	5,450,116
Johns Lyng Group Ltd.	721,288	2,811,250
Lovisa Holdings Ltd.	439,390	10,039,628
National Storage REIT unit	4,853,097	7,838,996
Suncorp Group Ltd.	1,163,294	13,548,710
TOTAL AUSTRALIA		65,396,579
Austria - 0.3%
Wienerberger AG	277,300	9,831,536
Belgium - 1.0%
Azelis Group NV	232,768	4,408,480
UCB SA	178,300	29,842,064
TOTAL BELGIUM		34,250,544
Canada - 2.3%
Constellation Software, Inc.	3,700	11,674,409
Constellation Software, Inc. warrants 3/31/40 (a)(b)	3,700	0
Franco-Nevada Corp.	55,500	7,152,110
PrairieSky Royalty Ltd.	2,744,700	55,166,353
Quebecor, Inc. Class B (sub. vtg.) (c)	230,500	5,091,986
TOTAL CANADA		79,084,858
China - 0.8%
BYD Co. Ltd. (H Shares)	168,500	4,988,405
Centre Testing International Group Co. Ltd. (A Shares)	2,106,400	3,361,021
Kweichow Moutai Co. Ltd. (A Shares)	27,700	5,453,022
Tencent Holdings Ltd.	182,800	8,435,572
ZTO Express, Inc. sponsored ADR	306,000	5,798,700
TOTAL CHINA		28,036,720
Denmark - 2.5%
GN Store Nord A/S (a)	447,475	11,723,230
Novo Nordisk A/S:
Series B	225,300	29,850,650
Series B sponsored ADR	338,000	44,828,940
TOTAL DENMARK		86,402,820
Finland - 0.1%
Nanoform Finland PLC (a)	382,542	741,899
Olvi Oyj (A Shares)	40,369	1,382,768
TOTAL FINLAND		2,124,667
France - 1.5%
Capgemini SA	49,000	9,727,651
Dassault Aviation SA	15,500	3,121,804
L'Oreal SA	34,400	14,876,207
LVMH Moet Hennessy Louis Vuitton SE	20,927	14,761,119
Thales SA	60,300	9,589,909
TOTAL FRANCE		52,076,690
Germany - 1.7%
DHL Group	330,411	14,738,161
Infineon Technologies AG	310,800	10,796,622
Instone Real Estate Group BV (d)	332,488	3,396,844
SAP SE	110,000	23,256,235
Stabilus Se	144,286	7,065,947
TOTAL GERMANY		59,253,809
Hong Kong - 0.7%
Hong Kong Exchanges and Clearing Ltd.	170,174	5,019,630
Prudential PLC	1,962,786	17,712,949
TOTAL HONG KONG		22,732,579
Hungary - 0.1%
Richter Gedeon PLC	150,820	4,299,644
India - 0.0%
Pine Labs Private Ltd. (a)(b)(e)	792	255,475
Indonesia - 0.6%
PT Bank Central Asia Tbk	33,363,700	21,083,150
Ireland - 0.9%
AIB Group PLC	2,486,200	14,260,657
Circle Internet Financial Ltd. Class F (b)	23,730	688,645
Irish Residential Properties REIT PLC	5,266,267	5,243,464
Kingspan Group PLC (Ireland)	112,700	10,538,171
TOTAL IRELAND		30,730,937
Israel - 0.2%
NICE Ltd. (a)	19,205	3,484,983
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	150,000	2,614,500
TOTAL ISRAEL		6,099,483
Italy - 1.2%
BFF Bank SpA (d)	1,389,790	15,717,847
Prysmian SpA	249,500	17,157,158
Recordati SpA	144,576	7,878,132
TOTAL ITALY		40,753,137
Japan - 4.5%
Capcom Co. Ltd.	677,400	14,479,055
Fuji Electric Co. Ltd.	94,100	5,292,833
FUJIFILM Holdings Corp.	529,476	12,588,787
Hitachi Ltd.	666,000	14,390,051
Itochu Corp.	261,600	13,415,752
Katitas Co. Ltd.	387,300	4,857,893
Keyence Corp.	27,940	12,217,055
Mitsubishi Electric Corp.	477,400	7,954,333
NOF Corp.	802,485	11,562,791
Pan Pacific International Holdings Ltd.	555,000	14,600,681
Renesas Electronics Corp.	962,931	16,585,401
Shin-Etsu Chemical Co. Ltd.	411,015	18,261,679
USS Co. Ltd.	892,300	8,076,892
TOTAL JAPAN		154,283,203
Luxembourg - 0.0%
Novem Group SA	292,876	1,724,290
Netherlands - 1.5%
ASML Holding NV (Netherlands)	29,900	27,521,564
BE Semiconductor Industries NV	45,000	5,802,754
IMCD NV	37,651	5,419,457
Wolters Kluwer NV	67,500	11,330,346
TOTAL NETHERLANDS		50,074,121
Norway - 0.4%
TGS ASA	1,137,149	13,934,781
Spain - 0.5%
Aedas Homes SAU (d)	131,620	3,297,619
CaixaBank SA	2,237,300	13,048,473
TOTAL SPAIN		16,346,092
Sweden - 3.9%
Addlife AB	1,031,824	15,146,111
Autoliv, Inc. (depository receipt)	145,077	14,484,399
Dustin Group AB (a)(d)	9,643,452	10,364,559
Evolution AB (d)	142,600	13,813,558
Haypp Group (a)	607,852	5,675,980
Hemnet Group AB	845,830	31,260,926
HEXPOL AB (B Shares)	850,359	9,504,722
JM AB (B Shares)	240,500	4,675,615
Kry International AB (a)(b)(e)	489	12,468
Munters Group AB (d)	589,000	12,737,870
Swedbank AB (A Shares)	727,850	15,496,003
TOTAL SWEDEN		133,172,211
Taiwan - 0.6%
E Ink Holdings, Inc.	1,806,000	14,966,667
Taiwan Semiconductor Manufacturing Co. Ltd.	229,000	6,709,420
TOTAL TAIWAN		21,676,087
United Kingdom - 4.3%
Ashtead Group PLC	77,300	5,566,876
Baltic Classifieds Group PLC	3,304,800	11,513,396
Beazley PLC	824,700	7,246,420
Berkeley Group Holdings PLC	133,700	8,728,257
Diageo PLC	334,973	10,422,680
Flutter Entertainment PLC (a)	56,600	11,187,178
Games Workshop Group PLC	75,572	10,006,613
Harbour Energy PLC	1,922,571	7,748,344
Hiscox Ltd.	1,449,247	23,679,740
London Stock Exchange Group PLC	114,028	13,880,142
RS GROUP PLC	924,895	9,726,010
Sabre Insurance Group PLC (d)	6,755,301	13,755,895
Softcat PLC	325,792	6,810,044
WH Smith PLC	464,010	7,873,906
TOTAL UNITED KINGDOM		148,145,501
United States of America - 66.1%
AbbVie, Inc.	146,000	27,056,720
Alphabet, Inc. Class A	529,000	90,744,660
Amazon.com, Inc. (a)	775,000	144,909,500
Antero Resources Corp. (a)	1,556,000	45,155,120
Apple, Inc.	840,000	186,547,201
Arista Networks, Inc. (a)	11,000	3,812,050
Avidity Biosciences, Inc. (a)	145,000	6,609,100
Bank of New York Mellon Corp.	726,000	47,240,820
Boston Scientific Corp. (a)	419,000	30,955,720
Broadcom, Inc.	235,000	37,759,800
Builders FirstSource, Inc. (a)	17,000	2,845,290
Carpenter Technology Corp.	41,910	6,113,412
Carvana Co. Class A (a)	71,000	9,459,330
CBRE Group, Inc. (a)	121,443	13,687,841
Citizens Financial Group, Inc.	230,000	9,814,100
Coinbase Global, Inc. (a)	118,000	26,474,480
Constellation Energy Corp.	445,000	84,461,000
Costco Wholesale Corp.	4,000	3,288,000
Deckers Outdoor Corp. (a)	77,155	71,185,518
Eaton Corp. PLC	339,700	103,537,163
Eli Lilly & Co.	152,000	122,249,040
Equifax, Inc.	19,000	5,308,030
FedEx Corp.	23,000	6,951,750
First Citizens Bancshares, Inc.	2,000	4,175,380
Fiserv, Inc. (a)	337,201	55,155,968
Garmin Ltd.	142,000	24,317,500
IQVIA Holdings, Inc. (a)	16,000	3,939,680
Jones Lang LaSalle, Inc. (a)	97,000	24,337,300
KBR, Inc.	436,000	29,033,240
KeyCorp	1,604,000	25,872,520
Leidos Holdings, Inc.	110,000	15,884,000
Marvell Technology, Inc.	132,576	8,879,940
Meta Platforms, Inc. Class A	321,000	152,420,430
Micron Technology, Inc.	63,000	6,918,660
Microsoft Corp.	394,000	164,829,900
Moderna, Inc. (a)	104,000	12,398,880
Modine Manufacturing Co. (a)	908,576	106,903,052
Monday.com Ltd. (a)	5,000	1,149,050
Northern Trust Corp.	131,510	11,658,362
nVent Electric PLC	165,086	11,990,196
NVIDIA Corp.	1,466,000	171,551,320
Parker Hannifin Corp.	143,000	80,245,880
Patrick Industries, Inc.	152,969	19,589,210
Pure Storage, Inc. Class A (a)	254,200	15,234,206
Regeneron Pharmaceuticals, Inc. (a)	34,000	36,692,460
Rivian Automotive, Inc. (a)	100	1,641
SharkNinja, Inc.	15,000	1,152,750
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,600	690,378
Spotify Technology SA (a)	13,000	4,471,220
SPX Technologies, Inc. (a)	8,000	1,180,320
Stripe, Inc. Class B (a)(b)(e)	10,000	275,100
Tenet Healthcare Corp. (a)	54,000	8,083,800
Tesla, Inc. (a)	100	23,207
TopBuild Corp. (a)	6,747	3,228,709
Trane Technologies PLC	12,000	4,011,360
TransDigm Group, Inc.	3,000	3,882,660
TransUnion	292,000	26,355,920
U.S. Bancorp	293,000	13,149,840
United Rentals, Inc.	59,000	44,668,900
UnitedHealth Group, Inc.	102,000	58,768,320
Vertiv Holdings Co.	230,627	18,150,345
Watsco, Inc.	7,000	3,426,430
Western Digital Corp. (a)	34,000	2,279,700
TOTAL UNITED STATES OF AMERICA		2,263,143,379
TOTAL COMMON STOCKS (Cost $2,369,105,529)		3,344,912,293

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.1%
ByteDance Ltd. Series E1 (a)(b)(e)	14,425	3,315,154
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(e)	138,905	636,185
TOTAL CHINA		3,951,339
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(b)(e)	1,892	610,302
Series A (a)(b)(e)	473	152,576
Series B (a)(b)(e)	514	165,801
Series B2 (a)(b)(e)	416	134,189
Series C (a)(b)(e)	774	249,669
Series C1 (a)(b)(e)	163	52,579
Series D (a)(b)(e)	174	56,127
TOTAL INDIA		1,421,243
Sweden - 0.0%
Kry International AB Series E (a)(b)(e)	2,824	95,509
United States of America - 0.0%
Stripe, Inc. Series H (a)(b)(e)	29,122	801,146
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,655,895)		6,269,237

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	151,963,020	151,993,413
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,364,864	1,365,000
TOTAL MONEY MARKET FUNDS (Cost $153,357,895)		153,358,413

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $2,530,119,319)	3,504,539,943
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(78,283,630)
NET ASSETS - 100.0%	3,426,256,313

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,084,192 or 2.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,812,280 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21 - 5/25/23	1,168,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,652,388	972,520,436	840,179,301	1,440,940	2,836	(2,946)	151,993,413	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	3,365,800	134,221,417	136,222,217	162,578	-	-	1,365,000	0.0%
Total	23,018,188	1,106,741,853	976,401,518	1,603,518	2,836	(2,946)	153,358,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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